Due To Trust Account (Summary Of Due To Trust Account Transactions) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Due To Trust Account [Line Items]
Amount outstanding at end of fiscal year	¥ 750,210	¥ 633,029
Weighted average interest rate on outstanding balance at end of fiscal year	0.08%	0.09%